Derivative financial instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Nominal Amount	$ 1,325,775	$ 1,527,117
Carrying amount of the hedging instrument, Asset	2,688	13,338
Carrying amount of the hedging instrument, Liability	(34,043)	(34,943)
Changes in fair value used for calculating hedge ineffectiveness	(9,697)	28,649
Interest rate swaps [Member] | Fair value hedges:
Disclosure of detailed information about financial instruments [line items]
Nominal Amount	433,500	367,500
Carrying amount of the hedging instrument, Asset	108	0
Carrying amount of the hedging instrument, Liability	(6,134)	(4,361)
Changes in fair value used for calculating hedge ineffectiveness	(1,666)	(2,394)
Interest rate swaps [Member] | Cash flow hedges:
Disclosure of detailed information about financial instruments [line items]
Nominal Amount	460,000	595,000
Carrying amount of the hedging instrument, Asset	513	127
Carrying amount of the hedging instrument, Liability	(3,276)	(428)
Changes in fair value used for calculating hedge ineffectiveness	(2,462)	995
Cross-currency swaps | Fair value hedges:
Disclosure of detailed information about financial instruments [line items]
Nominal Amount	226,756	306,961
Carrying amount of the hedging instrument, Asset	1,134	3,672
Carrying amount of the hedging instrument, Liability	(15,994)	(30,154)
Changes in fair value used for calculating hedge ineffectiveness	11,676	15,900
Cross-currency swaps | Cash flow hedges:
Disclosure of detailed information about financial instruments [line items]
Nominal Amount	23,025	23,025
Carrying amount of the hedging instrument, Asset	0	879
Carrying amount of the hedging instrument, Liability	(1,384)	0
Changes in fair value used for calculating hedge ineffectiveness	(2,263)	2,132
Foreign exchange forward | Cash flow hedges:
Disclosure of detailed information about financial instruments [line items]
Nominal Amount	176,311	225,388
Carrying amount of the hedging instrument, Asset	933	8,610
Carrying amount of the hedging instrument, Liability	(7,177)	0
Changes in fair value used for calculating hedge ineffectiveness	(14,854)	11,835
Foreign exchange forward | Net investment hedges:
Disclosure of detailed information about financial instruments [line items]
Nominal Amount	6,183	9,243
Carrying amount of the hedging instrument, Asset	0	50
Carrying amount of the hedging instrument, Liability	(78)	0
Changes in fair value used for calculating hedge ineffectiveness	$ (128)	$ 181